Employee benefits plans - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Opening Balance	R$ 833,683	R$ 691,424
Interest on actuarial liabilities	36,927	67,272
Current service cost	999	1,959
Actuarial loss – experience		57,765
Actuarial loss (gain) – financial assumptions		70,762
Benefits paid directly by entity	(26,347)	(55,499)
Closing Balance	R$ 845,262	R$ 833,683